LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
LONG-TERM INVESTMENTS
Schedule of long term investments

	Equity securities
	without readily	Equity	Available for	Held-to-
	determinable fair	method	sales	maturity
	value	investments	investment	investment	Total
	RMB	RMB		RMB	RMB
Balance at December 31, 2019	543,178	206,823	10,443	15,200	775,644
Additions	396,549	53,929		19,100	469,578
Disposal	(5,000)	—	(10,443)	—	(15,443)
Share of (loss) in equity method investments	—	(21,317)	—	—	(21,317)
Impairment charges	(282,076)	(179,193)	—	(1,221)	(462,490)
Impact of exchange rate	(4,949)	(2,751)	—	—	(7,700)
Balance at December 31, 2020	647,702	57,491	—	33,079	738,272
Additions	97	19,971	—	38,000	58,068
Disposal	—	(7,652)	—	(18,983)	(26,635)
Loss in held-to-maturity investment	—	—	—	(14,096)	(14,096)
Share of (loss) in equity method investments	—	(7,167)	—	—	(7,167)
Impairment charges	(23,193)	(4,229)	—	—	(27,422)
Impact of exchange rate	6,787	(381)	—	—	6,406
Balance at December 31, 2021	631,393	58,033	—	38,000	727,426

Schedule of equity securities without readily determinable fair value

	December 31,	December 31,
	2020	2021
	RMB	RMB
Shanghai Xinzheng Financial Information Consulting Co., Ltd. (i)	129,786	129,786
EZhou Rural Commercial Bank	40,000	40,000
BitPay, Inc. (Delaware)(ii)	26,100	25,490
GoopalGroup (iii)	17,748	—
Hubei Consumption Financial Company (“Hubei Consumption”) (iv)	361,100	361,100
Zhuhai Yuanxin investment partnership (limited partnership(“ZhuhaiYuanxin”)(v)	15,000	15,000
Ningbo Weilie investment management partnership (limited partnership)(“NingboWeilie”)(vi)	20,000	20,000
Others	37,968	40,017
Total	647,702	631,393
(i)	In September 2018, the Group purchased a 15% equity interest of Shanghai Xinzheng Financial Information Consulting Co., Ltd. for a total consideration of RMB129,786. The Group holds a 15% equity interest as of December 31, 2020 and 2021 respectively. No impairment existed at December 31, 2020 and 2021 as there were no observable price changes for the year ended December 31, 2021.
(ii)

In March 2018, the Group acquired a 1.11% of equity interest in BitPay, Inc. (Delaware) for a cash consideration of US$4,000. The Group holds 1.11% equity interest as of December 31, 2020 and December 31,2021. No impairment existed at December 31, 2020 and December 31,2021,and there were no observable price changes for the year ended December 31, 2021.

(iii)

In January 2018, the Group purchased a 1.94% equity interest in Goopal Group for a cash consideration of US$2,720. The Group holds a 1.94% equity interest as of December 31, 2020 and December 31,2021. No impairment existed at December 31, 2020. Due to the poor operations of GoopalGroup, the Group fully imparied the investment for the years ended December 31 2021.

(iv)

In December 2019, the Group paid RMB361,100 in cash in exchange for a 24.47% equity interest in Hubei Consumer. No impairment existed at December 31, 2020 and December 31,2021, and there were no observable price changes for the year ended December 31,2021.

(v)	In November 2020, the Group paid RMB 15,000 in cash in exchange for a 33.33% equity interest in Zhuhai Yuanxin. No impairment existed at December 31, 2020 and December 31,2021, and there were no observable price changes for the year ended December 31,2021.
(vi)	In December 2017, the Group purchased a 8.50% equity interest in Ningbo Weilie for a total cash consideration of RMB 20,000,000.No impairment existed at December 31, 2020 and December 31,2021, and there were no observable price changes for the year ended December 31,2021.

Schedule of equity method investments

Equity method investments

	December 31,	December 31,
	2020	2021
	RMB	RMB
CSJ Golden Bull (Beijing) Investment Consulting Co., Ltd (“CSJ Golden Bull”)(i)	22,135	17,101
PT.TIRTA Finance(ii)	—	19,760
Others	35,356	21,172
Total	57,491	58,033
(i)	In September 2017, the Group purchased an equity interest of CSJ Golden Bull for a total cash consideration of RMB40,900. The Group holds a 25% equity interest as of December 31, 2020 and December 31,2021.
(ii)	In June 2021, the Group sold 40% of PT.TIRTA Finance to Trusty Cars Pte. Ltd (a third party) and 5% of PT.TIRTA Finance to PT SAHABAT MITRA(a third party),and therefore deconsolidated PT.TIRTA Finance and record a loss of RMB582. The fair value at the dispoal day was RMB 49,927 using the asset-based method based on various assumptions,eg. fair market, going concern,policy stability,etc. The Group continued to have significant influence on PT.TIRTA Finance and account for a 40% equity interest in it. After the transanction, Trusty Cars Pte. Ltd became a related party.Nil transanction between Trusty Cars Pte. Ltd and the Group after the transanction. No impairment existed at December 31,2021, and there were no observable price changes for the year ended December 31,2021.